Bank Borrowings (Details)														6 Months Ended	7 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jul. 01, 2023 CNY (¥)	Jul. 01, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Nov. 30, 2023 CNY (¥)	Oct. 31, 2023	Sep. 30, 2023 HKD ($)	Jul. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	May 01, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2014 USD ($)
Bank Borrowings [Line Items]
Outstanding loans amount													$ 5,000,000	$ 986,000							$ 335,260
Loan facility													32,280,200		¥ 4,123,210		¥ 4,123,210													$ 4,550,000										$ 2,000,000	$ 3,362,716	$ 4,000,000
Guarantee payment													5,000,000		¥ 57,613		¥ 57,613										$ 63,048			4,550,000
Interest rate															4.05%		4.05%						3.05%			4.05%	4.05%		3.625%								3.05%	9.60%	9.60%	2.75%	2.75%
Total principal amount												$ 1,452,000					¥ 35,222,500	$ 5,000,000
Short-term bank borrowings balance															¥ 19,500,000		19,500,000			¥ 54,830,623						$ 2,746,518
Borrowings general working capital															1,000,000		1,000,000											¥ 2,000,000		$ 4,550,000										$ 2,000,000		$ 4,000,000
Equivalent amount																				2,334,952
Borrowing repaid by amount																				100,000
Outstanding loan amounted															302,928		302,928									42,770
Repayment of bank debt																				37,500
Repayment of long-term bank borrowings																	2,392,934	337,038	$ 1,693,841	651,669		1,818,021	¥ 400,341
Outstanding long-term bank borrowings balance repayable																	685,715	$ 76,694
Interest balance																				93,135		107,945
Outstanding amount of long-term bank borrowings																	¥ 150,000			233,969		260,081
Repaid															¥ 146,112	$ 20,741
Borrowings for general working capital | $																																											$ 199,547
Interest rate percentage																	4.00%	4.00%	4.00%
Short-Term Debt [Member]
Bank Borrowings [Line Items]
Short-term bank borrowings balance																				¥ 34,823,000												$ 5,000,000
Percentage of weighted average interest rate															4.30%		4.30%			5.30%						4.30%	4.30%					5.30%	5.30%
Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest balance																				¥ 112,500
Loans Agreements [Member]
Bank Borrowings [Line Items]
Repaid amount (in Dollars) | $																					363,000			$ 121,000
Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																	¥ 85,031				85,031
HSBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																							3.50%														3.50%
Borrowings general working capital | $																																							$ 2,000,000
Receipt of the guarantees | $																																					$ 2,000,000
Unused credit limit facility (in Dollars) | $																		$ 4,000,000			4,000,000
One-Year Credit Facility Agreement With Bank of China [Member]
Bank Borrowings [Line Items]
Outstanding loans amount | $																		1,000,000
Interest rate															4.18%		4.18%									4.18%	4.18%
One-Year Credit Facility Agreement With Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																				3.65%												3.65%	3.65%
Borrowings general working capital																																		¥ 1,000,000		¥ 2,000,000
Industrial and Commercial Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																				¥ 2,050,000
Interest rate											4.00%
Total principal amount											¥ 2,050,000
Jiangsu Suning Bank [Member]
Bank Borrowings [Line Items]
Borrowing repaid by amount															¥ 500,000		¥ 500,000
Jiangsu Suning Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate										18.00%
Receipt of the guarantees										¥ 670,000
China Citic Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate										4.35%
Total principal amount										¥ 8,000,000
Outstanding loan amounted																				8,000,000
WeBank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																				262,500
Interest rate									5.40%
Total principal amount									¥ 300,000
Repayment of bank debt									¥ 37,500
Ning Bo Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																				612,500
Interest rate									5.40%
Total principal amount									¥ 700,000
Repayment of bank debt									87,500
Industrial Bank Co., Ltd [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																				¥ 5,000,000
Interest rate																				4.10%												4.10%	4.10%
Total principal amount																				¥ 5,000,000
One-Year Loan Agreement With Bank of Beijing [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount						¥ 6,000,000
Outstanding loan amounted															¥ 6,000,000		¥ 6,000,000
Interest rate						3.65%
Six-Month Loan Agreements with ICBC [Member]
Bank Borrowings [Line Items]
Total principal amount					¥ 2,000,000
Six-Month Loan Agreements with ICBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate					3.85%										4.10%		4.10%									4.10%	4.10%
Total principal amount																	¥ 273,000
One-Year Loan Agreement With CITIC Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate		4.35%
Total principal amount		¥ 7,000,000
Wang Xiaoxiao [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted | $																										$ 7,000,000
Ten-Years Loan Agreement with Nanyang Commercial Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																														4.00%
Total principal amount	¥ 3,000,000
One-Year Loan Agreement With Zhejiang Tailong [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																	3,000,000
One-Year Loan Agreement With Industrial And Commercial Bank Of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount		¥ 1,200,000			¥ 330,000
Outstanding loan amounted															¥ 1,500,000		1,500,000
Interest rate		12.24%			9.72%
Shenzhen Qianhai WeBank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount | $																		1,500,000
Five Platinum business credit cards with HSBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital | $																																	$ 282,000
Three-year term facility with BOC [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																				1,513,057		1,693,841
Eight-year term facility with BOC [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest balance																				237,392		265,757
Two-year loan agreement with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																				8,336
Repaid																	47,143
Two-year loan agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount									¥ 300,000
Outstanding loan amounted															188,571		188,571
Interest rate									17.82%
Interest balance																	399,999
Repaid		¥ 114,286
Borrowings for general working capital															¥ 94,286		94,286
July 2022 credit facility agreement [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital								¥ 70,000
Repaid																	29,167			35,000
Two-year loan agreements with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																				170,062
Two-year loan agreement with Wuxi Xishang Bank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate							17.10%
Total principal amount							¥ 600,000
Outstanding amount of long-term bank borrowings							¥ 600,000
Beneficial State Bank [Member]
Bank Borrowings [Line Items]
Borrowings for general working capital | $																																											$ 100,000
Five-Year Term Facility with Beneficial State Bank (“BSB”) [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted			¥ 302,838																												$ 41,911
Repaid			871,518	$ 125,051
Borrowings for general working capital			¥ 235,451																												$ 32,585
Minimum [Member]
Bank Borrowings [Line Items]
Outstanding loans amount | $																						277,263
Short-term bank borrowings balance																				500,000
Borrowings general working capital																																						¥ 300,000
Outstanding long-term bank borrowings balance repayable																				5,833
Interest balance								29,167
Minimum [Member] | Jiangsu Suning Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital										600,000
Minimum [Member] | Two-year loan agreement with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																				¥ 150,000
Minimum [Member] | Two-year loan agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																				12.96%												12.96%	12.96%
Maximum [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																	247,671
Short-term bank borrowings balance | $
Borrowings general working capital																																						¥ 800,000
Outstanding long-term bank borrowings balance repayable																	35,000
Interest balance																					$ 76,694
Maximum [Member] | Jiangsu Suning Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital										¥ 670,000
Maximum [Member] | Two-year loan agreement with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																	¥ 112,500
Maximum [Member] | Two-year loan agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																				17.82%												17.82%	17.82%
Hang Seng Bank [Member]
Bank Borrowings [Line Items]
Guarantee payment | $													10,000,000
Interest rate															4.25%		4.25%									4.25%	4.25%
Mr. Cui Yixiong and Ms. Wang Yike [Member] | Farm Entities VIEs [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																																			4.35%
Borrowings general working capital																																			¥ 1,100,000
Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member] | HSBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Guarantee payment (in Dollars) | $																																$ 6,000,000
Bank of China [Member]
Bank Borrowings [Line Items]
Borrowings general working capital																				¥ 2,000,000			¥ 2,000,000
Repayment of long-term bank borrowings																	¥ 1,523,779			1,568,589					$ 488,138
Outstanding long-term bank borrowings balance repayable																	247,425		$ 273,036
Outstanding amount of long-term bank borrowings																				¥ 1,452,724		$ 1,626,298
Bank of China [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																	350,168		386,413
Bank of China [Member] | Minimum [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																	1,231,470
Bank of China [Member] | Minimum [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																	3,715,908
Bank of China [Member] | Maximum [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable | $																			1,358,938
Bank of China [Member] | Maximum [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable | $																			$ 4,100,539
Ms. Chen Di and Mr. Zhang Yi [Member] | One-Year Loan Agreement With Industrial And Commercial Bank Of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted															¥ 2,000,000		2,000,000
Ms.Norma Ka Yin Chu [Member]
Bank Borrowings [Line Items]
Borrowing repaid by amount															1,803,363		1,803,363
Ms.Norma Ka Yin Chu [Member] | Five Platinum business credit cards with HSBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital | $																																	$ 50,000
Beneficial State Bank [Member]
Bank Borrowings [Line Items]
Borrowings for general working capital															¥ 77,798		¥ 77,798									$ 10,984
Revolving Credit Facility [Member]
Bank Borrowings [Line Items]
Outstanding loans amount | $													$ 5,000,000
Listing Expenses [Member] | HSBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital | $																																							$ 4,000,000